Segment Information - Schedule of Revenues are Attributed to Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information - Schedule of Revenues are Attributed to Geographic Areas (Details) [Line Items]
Revenue	$ 13,688	$ 10,008	$ 5,859
America [Member]
Segment Information - Schedule of Revenues are Attributed to Geographic Areas (Details) [Line Items]
Revenue	3,082	3,863	5,422
Europe [Member]
Segment Information - Schedule of Revenues are Attributed to Geographic Areas (Details) [Line Items]
Revenue	$ 10,606	$ 6,145	$ 437